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                        [CALAMOS INVESTMENTS LETTERHEAD]



                                  May 5, 2006


BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


                             CALAMOS ADVISORS TRUST
                      1933 ACT REGISTRATION NO. 333-72511
                      1940 ACT REGISTRATION NO. 811-09237


Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 as amended, Calamos Advisors Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 26, 2006.


                                         CALAMOS ADVISORS TRUST


                                         By: /s/ James S. Hamman, Jr.
                                            ------------------------------------
                                         Name: James S. Hamman, Jr.
                                         Title: Secretary